Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid expenses and other current assets
Schedule of prepaid expenses and other current assets

	2019		2018		2017
Advances to suppliers	Ps.	283,340	Ps.	198,174	Ps.	87,536
Advances to components suppliers		209,557		67,446		220,095
Other prepaid expenses		115,054		40,655		56,146
Prepaid insurance		88,941		76,896		68,712
Sales commission to travel agencies (Note 1d)		84,239		59,620		54,501
Advances for constructions of aircraft and engines		—		—		13,764
	Ps.	781,131	Ps.	442,791	Ps.	500,754